Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Components of accumulated other comprehensive income (loss) included in stockholders' equity

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2013	2012
	(In Thousands)

Net unrealized gain on securities available for sale	$705	$1,788
Tax effect	(288)	(730)

Net of tax amount	417	1,058

Benefit plan adjustments	(1,023)	(742)
Tax effect	418	303

Net of tax amount	(605)	(439)

Accumulated other comprehensive (loss) income	$(188)	$619

Components of other comprehensive (loss) and related tax effects

The components of other comprehensive (loss) and related tax effects are presented in the following table:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$(436)	$69	$(613)
Less: reclassification adjustment for net realized gains	(647)	—	(872)

	(1,083)	69	(1,485)

Defined benefit pension plan:
Pension loss	(438)	(478)	(170)
Prior service cost	40	40	40
Settlement charge	117	—	—

Net change in defined benefit pension plan liability	(281)	(438)	(130)

Other comprehensive (loss) before taxes	(1,364)	(369)	(1,615)
Tax effect	557	138	645

Other comprehensive (loss)	$(807)	$(231)	$(970)